Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Equivalents - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of common stock equivalents [Abstract]
Equity Incentive Plans	3,086,626		3,759,126
Selling Agent and Advisor Warrants	23,538	23,538	338,653	338,653
Warrants Issued with Common Stock Offerings	889,500		889,500
Warrants Issued with Convertible Notes Offerings	1,164,150		690,150
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	998,483		10,500
Total Common Stock Equivalents	6,162,297	6,453,643	5,687,929	6,794,124